Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets

Precision recognizes right-of-use assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, January 1, 2019	$—	$—	$—
Transition adjustments	58,635	14,829	73,464
Additions	—	1,947	1,947
Derecognition	(29)	—	(29)
Depreciation	(4,055)	(4,403)	(8,458)
Lease remeasurements	163	—	163
Effect of foreign currency exchange differences	(688)	(257)	(945)
Balance, December 31, 2019	$54,026	$12,116	$66,142
Additions	136	3,031	3,167
Derecognition	—	(2,597)	(2,597)
Depreciation	(3,900)	(3,517)	(7,417)
Lease remeasurements	(6,233)	2,602	(3,631)
Effect of foreign currency exchange differences	(340)	(156)	(496)
Balance, December 31, 2020	$43,689	$11,479	$55,168

Expected Non-cancellable Undiscounted Operating Lease Payments	Expected non-cancellable undiscounted operating lease payments are as follows:

	2020	2019
Less than one year	$10,960	$11,954
One to five years	29,630	33,566
More than five years	6,590	11,117
	$47,180	$56,637

Summary of Maturity Analysis of Lease Payments

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received after December 31, 2020.

Less than one year	$182,139
One to five years	102,216
$284,355

Disclosure of Deferred Base Rent Balance Under Straight-line Amortize Over Lease Term

Precision adopted IFRS 16 on January 1, 2019 using the modified retrospective method of adoption. At the date of initial application, for those leases previously classified as an operating lease under IAS 17, Management elected to recognize and measure the respective right-of-use assets at the amount equal to the lease obligation, adjusted for any prepaid or accrued lease payment immediately before the date of initial application. The opening balance sheet adjustment in relation to these leases was:

January 1, 2019
Right-of-use asset	$73,464
Accounts payable and accrued liabilities	2,800
Lease obligations	(73,464)
Deficit	(2,800)